SEGMENTED INFORMATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Segmented Information [Line Items]
Total assets	CAD 3,974,965	CAD 4,087,184
Drilling and development	290,593	241,545
Exploration and evaluation	29,856	863
Oil and gas sales to external customers	1,098,838	882,791
Royalties	(74,476)	(54,284)
Revenue from external customers	1,024,362	828,507
Transportation	(43,448)	(39,511)
Operating	(242,267)	(222,185)
General and administration	(54,373)	(52,829)
Current tax income (expense)	(32,107)	(19,678)
Interest expense	(57,313)	(56,957)
Realized gain on derivative instruments	4,721	65,376
Realized other income	674	4,027
Fund flows from operations	602,565	510,791
Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain	2,316	4,041
PRRT [Member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(19,819)	(1,568)
Corporate income tax [Member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(12,288)	(18,110)
Canada [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	1,542,193	1,522,243
Drilling and development	148,667	62,706
Exploration and evaluation	0	0
Oil and gas sales to external customers	330,903	252,867
Royalties	(33,258)	(21,475)
Revenue from external customers	297,645	231,392
Transportation	(17,368)	(15,392)
Operating	(80,444)	(71,543)
General and administration	(9,604)	(11,826)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	190,229	132,631
Canada [Member] | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Canada [Member] | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
France [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	831,783	835,141
Drilling and development	71,087	68,472
Exploration and evaluation	2,294	0
Oil and gas sales to external customers	268,103	246,863
Royalties	(28,565)	(27,091)
Revenue from external customers	239,538	219,772
Transportation	(14,627)	(14,758)
Operating	(51,002)	(50,000)
General and administration	(13,585)	(19,101)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	3,822
Fund flows from operations	149,768	136,868
France [Member] | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
France [Member] | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(10,556)	(2,867)
Netherlands [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	203,929	220,350
Drilling and development	15,107	23,740
Exploration and evaluation	16,468	0
Oil and gas sales to external customers	108,060	100,707
Royalties	(1,722)	(1,462)
Revenue from external customers	106,338	99,245
Transportation	0	0
Operating	(21,212)	(20,796)
General and administration	(2,212)	(1,525)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	86,245	70,300
Netherlands [Member] | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Netherlands [Member] | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	3,331	(6,624)
Germany [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	295,026	292,885
Drilling and development	6,165	3,803
Exploration and evaluation	3,366	0
Oil and gas sales to external customers	68,696	29,049
Royalties	(6,655)	(2,089)
Revenue from external customers	62,041	26,960
Transportation	(6,207)	(2,869)
Operating	(20,176)	(12,379)
General and administration	(7,767)	(8,314)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	27,891	3,398
Germany [Member] | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Germany [Member] | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Ireland [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	667,068	756,893
Drilling and development	551	9,375
Exploration and evaluation	0	0
Oil and gas sales to external customers	153,330	109,156
Royalties	0	0
Revenue from external customers	153,330	109,156
Transportation	(5,205)	(6,492)
Operating	(17,596)	(18,646)
General and administration	(2,320)	(4,772)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	128,209	79,246
Ireland [Member] | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Ireland [Member] | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Australia [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	236,677	267,183
Drilling and development	29,942	59,910
Exploration and evaluation	0	0
Oil and gas sales to external customers	154,391	136,835
Royalties	0	0
Revenue from external customers	154,391	136,835
Transportation	0	0
Operating	(50,139)	(47,507)
General and administration	(8,194)	(6,400)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	71,703	73,838
Australia [Member] | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(19,819)	(1,568)
Australia [Member] | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(4,536)	(7,522)
United States [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	73,867	61,195
Drilling and development	19,074	13,539
Exploration and evaluation	0	0
Oil and gas sales to external customers	15,355	7,314
Royalties	(4,276)	(2,167)
Revenue from external customers	11,079	5,147
Transportation	(41)	0
Operating	(1,698)	(1,314)
General and administration	(4,341)	(3,624)
Interest expense	0	0
Realized gain on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	4,999	209
United States [Member] | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
United States [Member] | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Corporate [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	124,422	131,294
Drilling and development	0	0
Exploration and evaluation	7,728	863
Oil and gas sales to external customers	0	0
Royalties	0	0
Revenue from external customers	0	0
Transportation	0	0
Operating	0	0
General and administration	(6,350)	2,733
Interest expense	(57,313)	(56,957)
Realized gain on derivative instruments	4,721	65,376
Realized other income	674	205
Fund flows from operations	(56,479)	14,301
Corporate [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain	2,316	4,041
Corporate [Member] | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Corporate [Member] | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	CAD (527)	CAD (1,097)